HEDGEYE FOURTH TURNING ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value
51.40%	COMMON STOCKS
1.56%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	2,554	$863,252

3.98%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	3,509	839,704
	McDonald's Corp.	3,259	1,026,585
	Warby Parker, Inc.(A)	13,136	335,099
			2,201,388

8.05%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	12,483	840,231
	The Coca-Cola Co.	7,763	580,750
	Dollar General Corp.	6,864	984,504
	Philip Morris International, Inc.	4,107	736,960
	Walmart, Inc.	11,012	1,311,970
			4,454,415

3.56%	ENERGY
	BKV Corp(A)	18,038	536,630
	Enterprise Products Partners, L.P.	6,968	231,268
	Exxon Mobil Corp.	8,515	1,204,021
			1,971,919

1.45%	FINANCIALS
	EZCorp, Inc. Class A(A)	12,540	268,983
	FirstCash Holdings, Inc.	3,112	530,596
			799,579

6.64%	HEALTH CARE
	10x Genomics, Inc.(A)	15,922	321,624
	Danaher Corp.	3,184	696,946
	Johnson & Johnson	2,774	630,392
	Novo Nordisk A/S	6,628	393,902
	Option Care Health, Inc.(A)	8,957	304,538
	Pfizer, Inc.	24,084	636,781
	Thermo Fisher Scientific, Inc.	1,194	690,860
			3,675,043

HEDGEYE FOURTH TURNING ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value

19.01%	INDUSTRIALS
	Amentum Holdings, Inc.(A)	17,437	$623,896
	Array Technologies, Inc.(A)	31,645	358,380
	Astronics Corp.(A)	4,910	371,932
	BWX Technologies, Inc.	3,894	799,944
	CACI International, Inc. Class A(A)	851	528,114
	Caterpillar, Inc.	872	573,218
	Elbit Systems Ltd.	520	365,336
	GE Vernova LLC	1,194	867,286
	Hexcel Corp.	4,847	401,380
	Huntington Ingalls Industries	2,146	902,414
	JB Hunt Transport Services, Inc.	2,556	518,152
	Karman Holdings, Inc.(A)	1,990	206,562
	Kratos Defense & Security Solutions, Inc.(A)	4,174	429,964
	Moog, Inc.	2,097	640,319
	Northrop Grumman Corp.	621	429,893
	Red Cat Holdings, Inc.(A)	31,815	429,502
	Rockwell Automation, Inc.	1,592	671,267
	RTX Corp.	3,384	679,947
	Valmont Industries, Inc.	962	428,629
	Wesco International, Inc.	997	288,562
			10,514,697

4.19%	INFORMATION TECHNOLOGY
	Akamai Technologies, Inc.(A)	2,750	267,162
	CrowdStrike Holdings, Inc.(A)	984	434,343
	Intel Corp.(A)	17,707	822,844
	Okta, Inc.(A)	2,785	235,277
	Ondas, Inc.(A)	31,701	328,422
	Qualys, Inc.(A)	1,725	227,528
			2,315,576

2.56%	MATERIALS
	CRH Public Limited Company	2,188	267,833
	Hudbay Minerals Inc.	16,319	386,434
	Newmont Goldcorp Corp.	6,766	760,160
			1,414,427

HEDGEYE FOURTH TURNING ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value

0.40%	UTILITIES
	Clearway Energy, Inc.	6,171	$223,082

51.40%	TOTAL COMMON STOCKS		28,433,378
	(Cost: $27,626,250)

43.41%	EXCHANGE TRADED FUNDS
20.35%	COMMODITIES FUNDS
	abrdn Physical Platinum Shares ETF(A)	4,947	964,863
	iShares Silver Trust(A)	16,654	1,256,378
	SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	169,217	5,282,955
	SPDR Gold Shares(A)	6,236	2,774,708
	United States Copper Index Fund(A)	26,913	980,441
			11,259,345
4.98%	DEVELOPED ECONOMIES
	The Global X Aging Population ETF	30,881	1,140,435
	iShares MSCI Spain ETF	14,391	810,069
	iShares MSCI Japan ETF	9,356	801,996
			2,752,500

5.03%	EMERGING MARKETS
	iShares China Large-Cap ETF	14,012	555,015
	iShares MSCI Mexico ETF	10,964	823,616
	iShares MSCI Poland ETF	21,872	822,169
	iShares MSCI South Korea ETF	4,778	584,875
			2,785,675

2.43%	FIXED INCOME FUNDS
	SPDR FTSE International Government Inflation-Protected Bond ETF	32,993	1,342,815

1.54%	SECTOR FUNDS
	Global X Uranium ETF	15,448	849,486

9.08%	TREASURY
	F/m US Treasury 2 Year Note ETF	103,624	5,026,800

HEDGEYE FOURTH TURNING ETF
Schedule of Investments
January 31, 2026 (unaudited)
				Shares		Value

43.41%	TOTAL EXCHANGE TRADED FUNDS					$24,016,621
	(Cost: $23,781,447)

0.09%	OPTIONS PURCHASED
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.09%	PUT
	SPDR S&P 500 ETF Trust	342	$23,665,374	$585	03/20/2026	$50,958
	(Cost: $70,051)

0.09%	TOTAL OPTIONS PURCHASED					50,958
	(Cost: $70,051)

4.75%	MONEY MARKET FUND			Shares		Value
	First American Money Market Funds 3.610%(B)			2,625,085		2,625,085
	(Cost: $2,625,085)

99.65%	TOTAL INVESTMENTS					55,126,042
	(Cost: $54,102,833)
0.35%	Other assets, net of liabilities					193,784
100.00%	NET ASSETS					$55,319,826

	(A)Non-income producing
	(B)Effective 7 day yield as of January 31,2026
	See Notes to Schedule of Investments.

HEDGEYE FOURTH TURNING ETF
Schedule of Short Investments
January 31, 2026 (unaudited)
			Shares	Value
(20.08%)	SHORT INVESTMENTS
(12.12%)	COMMON STOCKS SOLD SHORT
(1.08%)	COMMUNICATION SERVICES
	T-Mobile US, Inc.		(1,950)	$(384,559)
	The Trade Desk, Inc.		(6,969)	(211,370)
				(595,929)
(3.03%)	CONSUMER DISCRETIONARY
	CarMax, Inc.		(5,584)	(248,711)
	Dick's Sporting Goods, Inc.		(1,228)	(248,056)
	DoorDash, Inc.		(1,326)	(271,326)
	Helen of Troy Ltd.		(17,847)	(295,546)
	Ollie's Bargain Outlet, Inc.		(3,305)	(364,574)
	Rush Street Interactive, Inc.		(14,068)	(248,582)
				(1,676,795)
(3.83%)	CONSUMER STAPLES
	BellRing Brands, Inc.		(13,278)	(330,224)
	BJ's Wholesale Club Holdings, Inc.		(4,153)	(383,903)
	General Mills, Inc.		(9,241)	(427,489)
	Kroger Co.		(6,082)	(382,254)
	Post Holdings, Inc.		(3,534)	(361,564)
	Sprouts Farmers Market, Inc.		(3,278)	(232,443)
				(2,117,877)
(0.59%)	FINANCIALS
	PayPal Holdings, Inc.		(6,225)	(327,995)

(1.48%)	HEALTH CARE
	Tenet Healthcare Corp.		(2,186)	(413,766)
	U.S. Physical Therapy, Inc.		(4,834)	(405,428)
				(819,194)
(1.19%)	INDUSTRIALS
	Copart, Inc.		(6,644)	(269,614)
	Equifax, Inc.		(1,937)	(390,112)
				(659,726)
(0.92%)	INFORMATION TECHNOLOGY
	Oracle Corp.		(1,864)	(306,777)
	Strategy, Inc. Class A		(1,348)	(201,809)
				(508,586)

(12.12%)	TOTAL COMMON STOCKS SOLD SHORT			(6,706,102)
	(Premiums Received: $6,934,570)

(7.96%)	EXCHANGE TRADED FUNDS SOLD SHORT
(2.14%)	DEVELOPED ECONOMIES
	iShares MSCI France ETF		(8,589)	(389,511)
	iShares MSCI Germany ETF		(9,056)	(390,404)
	iShares MSCI Italy ETF		(7,202)	(402,448)
				(1,182,363)
(1.00%)	EMERGING MARKETS
	iShares MSCI India ETF		(10,709)	(554,084)

(3.97%)	FIXED INCOME FUNDS
	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF 0.000%		(12,937)	(597,172)
	iShares 20+ Year Treasury Bond ETF		(3,427)	(298,595)
	iShares 3-7 Year Treasury Bond ETF		(2,512)	(299,807)
	iShares 7-10 Year Treasury Bond ETF		(10,458)	(1,003,340)
				(2,198,914)

(0.85%)	INFORMATION TECHNOLOGY
	State Street SPDR S&P Software & Services ETF 0.000%		(2,812)	(470,138)

(7.96%)	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT			(4,405,499)
	(Premiums Received: $4,451,131)

(20.08%)	SHORT INVESTMENTS			(11,111,601)

	In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive
	upon selling an investment in an orderly transaction to an independent buyer in the
	principal or most advantageous market for the investment. Various inputs are used
	in determining the value of a Fund’s investments. U.S. GAAP established a three-tier
	hierarchy of inputs to establish a classification of fair value measurements for
	disclosure purposes. Level 1 includes quoted prices in active markets for identical
	securities. Level 2 includes other significant observable inputs (including quoted
	prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in
	determining fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an
	indication of the risk associated with investing in those securities.
	The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:
		Level 1	Level 2	Level 3
			Other	Significant
			Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Total
	Assets
	COMMON STOCKS	$28,433,378	$-	$-	$28,433,378
	EXCHANGE TRADED FUNDS	24,016,621	-	-	24,016,621
	OPTIONS PURCHASED	-	50,958	-	50,958
	MONEY MARKET FUND	2,625,085	-	-	2,625,085
		$55,075,084	$50,958	$-	$55,126,042
	Liabilities
	COMMON STOCKS SOLD SHORT	$(6,706,102)	$-	$-	$(6,706,102)
	EXCHANGE TRADED FUNDS SOLD SHORT	(4,405,499)	-	-	(4,405,499)
		$(11,111,601)	$-	$-	$(11,111,601)

	The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since
	the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income
	tax purpose is $42,717,131, and the related net unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation	$1,741,245
Gross unrealized depreciation	(443,935)
Net unrealized appreciation	$1,297,310